Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial risk management [text block] [Abstract]
Schedule of maturity profiles of financial assets and liabilities
For the years ended December 31, 2021	Less than 1 year	between 1 and 2 years	between 3 and 5 years	Total contractual cash flows	Carrying amount
Non derivatives
Trade payables	7,455			7,455	7,455
Loans	4,780	8,200	1,083	14,063	12,092
Lease liabilities	1,127	915	2,179	4,221	3,464
Total	13,362	9,115	3,262	25,739	23,011

For the years ended December 31, 2020	Less than 1 year	between 1 and 2 years	between 3 and 5 years	Total contractual cash flows	Carrying amount
Non derivatives
Trade payables	5,320			5,320	5,320
Loans (incl. convertible loan)	3,644	5,568	6,168	15,380	13,097
Lease liabilities	1,040	670	1,744	3,454	2,774
Total	10,004	6,238	7,912	24,154	21,191